INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Available-for-sale
Disclosure of detailed information about financial instruments [text block]

	2017	2016
	$ million	$ million
At 1 January	25	13
Additions	8	2
Fair value remeasurement	(10)	10
Impairment	(2)	–
At 31 December	21	25